BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 16:-    BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the basic and diluted net income (loss) per share for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Numerator:

Net income (loss)	$33,137	$(424,863)	$(117,209)

Denominator:

Basic weighted-average shares used to compute net income (loss) per share	56,829,962	57,993,364	57,004,154

Weighted-average effect of dilutive ordinary shares:

Employee stock options and ESPP shares	1,039,744	—	—
RSUs and PSUs	533,331	—	—

Dilutive weighted-average shares used to compute net income (loss) per share	58,403,037	57,993,364	57,004,154

Basic net income (loss) per share	$0.58	$(7.33)	$(2.06)

Diluted net income (loss) per share	$0.57	$(7.33)	$(2.06)
NOTE 16:-    BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Cont.)

The following potentially dilutive shares were excluded from the diluted income (loss) per share calculations for the periods presented because their effect would have been anti-dilutive:

	Year ended December 31,
	2023	2022	2021

Employee stock options and ESPP shares	2,245,872	4,332,022	4,720,600
RSUs and PSUs	818,288	3,123,019	2,225,516
Convertible Notes	1,426,748	3,969,514	3,969,514

	4,490,908	11,424,555	10,915,630